Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41677
Entity Registrant Name	CytoMed Therapeutics Limited
Entity Central Index Key	0001873093
Entity Incorporation, State or Country Code	U0
Entity Address, Address Line One	1 Commonwealth Lane
Entity Address, Address Line Two	#08-22
Entity Address, City or Town	Jurisdiction of incorporation or organization
Entity Address, Country	SG
Entity Address, Postal Zip Code	149544
Title of 12(b) Security	Ordinary shares, no par value per share
Trading Symbol	GDTC
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	11,540,000
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial positions of CytoMed Therapeutics Limited and its subsidiaries (collectively the “Company”) as of December 31, 2023 and 2024, and the related consolidated statements of profit or loss and other comprehensive loss, changes in equity, and cash flows in each of the years for the three-year period ended December 31, 2024 and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023, 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2024, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1 Commonwealth Lane
Entity Address, Address Line Two	#08-22
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	149544
City Area Code	+65
Local Phone Number	6250 7738
Contact Personnel Name	Choo Chee Kong
Contact Personnel Email Address	peterchoo@cytomed.sg